NEWPORT TIGER FUND
                           Class A, B, C and T Sahres

                   Supplement to Prospectus dated May 3, 1999

Effective immediately, John M. Mussey is no longer a co-manager of the Fund. Mr. Mussey remains with Newport Pacific Management, Inc. (Newport Pacific) and Newport Fund Management, Inc. (Newport) as Vice Chairman and as Chairman of the Investment Strategy Committee.

The sub-caption Portfolio Managers in the Prospectus is revised in its entirety to reflect portfolio management changes as well as changes to the corporate titles of Thomas R. Tuttle and Christopher Legallet as follows:

Thomas R. Tuttle, President, of Newport (formerly Senior Vice President), has co-managed the Fund since 1995. Mr. Tuttle is also President of Newport Pacific (formerly Senior Vice President), Newport's immediate parent, and has managed other funds or accounts on their behalf since 1983.

Robert B. Cameron, Senior Vice President of Newport and Newport Pacific, has co-managed the Fund since October, 1998. Prior to joining Newport in 1996, Mr. Cameron was a Director of Swiss Bank Corporation and the Head of Asian Equities at CS First Boston San Francisco.

Christopher Legallet, Senior Vice President and Chief Investment Officer of Newport and Newport Pacific, has co-managed the Fund since October, 1998. He has been affiliated with Newport since 1997. Prior to his affiliation with Newport, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) Ltd. in Hong Kong serving as lead manager for investment in Asia.


NT-36/273H-0699                                                    June 25, 1999

                               NEWPORT TIGER FUND
                                 Class Z Shares

                   Supplement to Prospectus dated May 3, 1999

Effective immediately, John M. Mussey is no longer a co-manager of the Fund. Mr. Mussey remains with Newport Pacific Management, Inc. (Newport Pacific) and Newport Fund Management, Inc. (Newport) as Vice Chairman and as Chairman of the Investment Strategy Committee.

The sub-caption Portfolio Managers in the Prospectus is revised in its entirety to reflect portfolio management changes as well as changes to the corporate titles of Thomas R. Tuttle and Christopher Legallet as follows:

Thomas R. Tuttle, President, of Newport (formerly Senior Vice President), has co-managed the Fund since 1995. Mr. Tuttle is also President of Newport Pacific (formerly Senior Vice President), Newport's immediate parent, and has managed other funds or accounts on their behalf since 1983.

Robert B. Cameron, Senior Vice President of Newport and Newport Pacific, has co-managed the Fund since October, 1998. Prior to joining Newport in 1996, Mr. Cameron was a Director of Swiss Bank Corporation and the Head of Asian Equities at CS First Boston San Francisco.

Christopher Legallet, Senior Vice President and Chief Investment Officer of Newport and Newport Pacific, has co-managed the Fund since October, 1998. He has been affiliated with Newport since 1997. Prior to his affiliation with Newport, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) Ltd. in Hong Kong serving as lead manager for investment in Asia.


NT-36/274H-0699                                                    June 25, 1999